Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Successor [Member]
Accounts and notes receivable, net
Trade	$ 3,271	$ 3,400	[1]
Unbilled trade and other	533	326	[1]
Less allowance for doubtful accounts	(197)	(156)	[1]
Accounts and Notes Receivable, Net	3,607	3,570	[1]
Prepaid expenses and other current assets
Prepaid expenses	451	480	[1]
Deferred charges and other	221	148	[1]
Prepaid Expense And Other Assets, Current	672	628	[1]	0
Unbilled Contracts Receivable	317	93	[1]
Other Assets, Miscellaneous, Noncurrent	429	365	[1]
Other Assets, Noncurrent	746	458	[1]	0
Accounts payable(1)
Trade	2,492	2,475	[1],[2]
Accrued interconnection costs	316	386	[1],[2]
Construction obligations and other	355	451	[1],[2]
Accounts Payable, Current	3,163	3,312	[1],[2]	0
Accrued expenses and other current liabilities
Deferred revenues	1,286	1,339	[1]
Accrued taxes	306	291	[1]
Payroll and related	290	591	[1]
Restructuring Reserve, Current	555	682	[1]
Accrued interest	515	491	[1]
Accrued capital expenditures, non-current	1,247	1,438	[1]
Other	1,345	1,531	[1]
Accrued expenses and other current liabilites	5,544	6,363	[1]	4
Other liabilities
Deferred rental income-communications towers	240	242	[1]
Deferred rent	179	121	[1]
Asset Retirement Obligations, Noncurrent	651	688	[1]
Unfavorable lease liabilities	1,068	1,122	[1]
Post-retirement benefits and other non-current employee related liabilities	647	538	[1]
Other	900	887	[1]
Other Liabilities, Noncurrent	3,685	3,598	[1]	0
Checks Issued In Excess Of Associated Bank Balances But Not Yet Presented For Collection	91	134
Predecessor [Member]
Accounts and notes receivable, net
Trade				3,239
Unbilled trade and other				602
Less allowance for doubtful accounts				(183)
Accounts and Notes Receivable, Net				3,658
Prepaid expenses and other current assets
Prepaid expenses				370
Deferred charges and other				330
Prepaid Expense And Other Assets, Current				700
Unbilled Contracts Receivable				0
Other Assets, Miscellaneous, Noncurrent				780
Other Assets, Noncurrent				780
Accounts payable(1)
Trade				2,521
Accrued interconnection costs				393
Construction obligations and other				573
Accounts Payable, Current				3,487
Accrued expenses and other current liabilities
Deferred revenues				1,540
Accrued taxes				303
Payroll and related				512
Restructuring Reserve, Current				140
Accrued interest				328
Accrued capital expenditures, non-current				939
Other				1,246
Accrued expenses and other current liabilites				5,008
Other liabilities
Deferred rental income-communications towers				700
Deferred rent				1,431
Asset Retirement Obligations, Noncurrent				609
Unfavorable lease liabilities				0
Post-retirement benefits and other non-current employee related liabilities				1,141
Other				719
Other Liabilities, Noncurrent				4,600
Checks Issued In Excess Of Associated Bank Balances But Not Yet Presented For Collection				$ 117

[1]	Successor balances at December 31, 2012 primarily consisted of interest receivable and accrued taxes and were insignificant, therefore, they are excluded from the table.
[2]	Includes liabilities in the amounts of $91 million, $134 million and $117 million as of the Successor periods ended March 31, 2014 and December 31, 2013 and Predecessor period ended December 31, 2012, respectively, for checks issued in excess of associated bank balances but not yet presented for collection.